                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

MUNICIPAL OPPORTUNITY TRUST
SYMBOL: VMO
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/24/92)             8.14%         6.94%

10-year                               8.31          8.25

5-year                                9.80         10.22

1-year                               10.58          6.24

6-month                               3.15         -0.48
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Municipal Opportunity Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Dennis Pietrzak and John Reynoldson, Executive Directors of the Adviser; and Robert Wimmel, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       3.15%        -0.48%             1.93%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

One of our key strategies in managing the trust was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows earlier. First, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark. Second, to limit the trust's exposure to areas of the market that would be most likely susceptible to rising rates, we trimmed the trust's shorter-maturity bonds. We reinvested the proceeds from those sales into bonds with premium coupons and maturities between 25 and 30 years. In addition to offering relatively attractive income streams, these securities positioned the trust to benefit from any future flattening of the yield curve.

Throughout the reporting period, we remained focused on keeping the portfolio's credit quality high. At the close of the period, 86 percent of the bonds in the portfolio were rated AA or higher. However, as high-yield spreads continued to tighten, lower quality bonds tended to perform better.

Additionally, due to our concerns about the long-term merits of tobacco bonds, we did not include them in the portfolio. This decision prevented the trust from participating in the short-term rebound experienced by tobacco and other lower-rated bonds during the period.

Much of our relative-value trading activity was focused on selling issues that had been pre-refunded. We kept the trust well diversified across the major sectors of the municipal bond market. The top three sector exposures at the end of the period were wholesale electric, general purpose and airports.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/05
AAA/Aaa                                                          80.5%
AA/Aa                                                             5.8
A/A                                                               8.5
BBB/Baa                                                           3.5
B/B                                                               0.4
NR                                                                1.3

TOP 5 SECTORS AS OF 4/30/05
Wholesale Electric                                               14.2%
General Purpose                                                  13.7
Airport                                                          13.1
Health Care                                                      11.9
Public Building                                                   9.9

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
Texas                                                            12.3%
California                                                       10.6
New Jersey                                                        9.6
New York                                                          7.9
Pennsylvania                                                      5.2
Georgia                                                           4.9
North Carolina                                                    4.7
Washington                                                        4.6
Nevada                                                            3.1
Illinois                                                          2.7
Colorado                                                          2.6
Massachusetts                                                     2.5
Indiana                                                           2.4
Michigan                                                          2.2
Oregon                                                            2.0
West Virginia                                                     2.0
Florida                                                           1.9
Ohio                                                              1.7
Oklahoma                                                          1.7
South Carolina                                                    1.6
Missouri                                                          1.4
Connecticut                                                       1.3
District of Columbia                                              1.3
Louisiana                                                         1.2
Alabama                                                           1.2
Maryland                                                          1.1
Kentucky                                                          0.9
Arkansas                                                          0.8
New Hampshire                                                     0.7
Nebraska                                                          0.6
Tennessee                                                         0.6
Iowa                                                              0.5
Wisconsin                                                         0.4
Arizona                                                           0.4
South Dakota                                                      0.4
Mississippi                                                       0.3

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
                                       (continued from previous page)
Minnesota                                                         0.3
New Mexico                                                        0.2
North Dakota                                                      0.2
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  157.8%
          ALABAMA  1.8%
$2,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A....... 5.250%   01/01/23   $   2,137,700
 2,375    Marshall Cnty, AL Hlthcare Ser C................ 6.000    01/01/32       2,538,471
     5    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
          Mobile Energy Svc Co Proj Rfdg.................. 6.950    01/01/20              94
                                                                               -------------
                                                                                   4,676,265
                                                                               -------------
          ARIZONA  0.6%
 1,500    Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)... 5.375    06/01/19       1,652,895
                                                                               -------------

          ARKANSAS  1.3%
 3,035    Fort Smith, AR Wtr & Swr Rev Ser A Rfdg (FSA
          Insd)........................................... 5.250    10/01/16       3,329,790
                                                                               -------------

          CALIFORNIA  16.7%
 2,000    California Edl Fac Auth Rev Occidental College
          Ser A (MBIA Insd)............................... 5.000    10/01/30       2,119,120
 2,500    California Edl Fac Auth Rev Pomona College Ser
          A............................................... 5.000    07/01/45       2,616,575
    30    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (AMT) (GNMA Collateralized)....... 7.800    02/01/28          30,366
 4,500    California St (AMBAC Insd)...................... 5.125    10/01/27       4,712,130
 5,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.500    05/01/16       6,193,935
 2,000    California St Dept Wtr Res Pwr Ser A............ 5.750    05/01/17       2,244,740
 3,500    California St Pub Wks Brd Lease Rev Dept
          Corrections Ser C............................... 5.250    06/01/28       3,712,030
 2,000    California St Pub Wks Brd Lease Rev Dept Mental
          Hlth Coalinga Ser A............................. 5.000    06/01/25       2,115,900
 1,250    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser A................. 5.250    07/01/30       1,302,950
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd)..............   *      09/01/17       2,391,900
 4,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Conv Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity)....................................... 7.050    01/01/10       4,700,160
 1,600    Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas
          Util Ser A1 (AMBAC Insd)........................ 5.000    08/01/40       1,665,568
 1,500    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop C Second Tier Sr Ser A Rfdg (AMBAC Insd)... 5.000    07/01/23       1,579,860
 7,500    San Jose, CA Fin Auth Lease Rev Civic Ctr Proj
          Ser B (AMBAC Insd).............................. 5.000    06/01/32       7,780,950
                                                                               -------------
                                                                                  43,166,184
                                                                               -------------
          COLORADO  4.1%
 1,505    Arapahoe Cnty, CO Ctfs Partn Rfdg (FSA Insd)
          (a)............................................. 5.250    12/01/15       1,683,884
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.................................. 6.500    11/15/31       1,103,950

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg
          Ser B2 (AMT) (FHA Gtd).......................... 5.800%   10/01/28   $   1,030,330
   126    Colorado Hsg Fin Auth Single Family Pgm Sr Ser
          A2 (AMT)........................................ 7.250    05/01/27         128,347
   100    Colorado Hsg Fin Auth Single Family Pgm Sr Ser
          C1 (AMT)........................................ 7.550    11/01/27         101,963
 1,000    Denver, CO City & Cnty Arpt Rev Ser B (AMT)
          (MBIA Insd)..................................... 6.250    11/15/07       1,065,260
 1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone
          (AMT) (FHA Gtd)................................. 5.950    07/01/28       1,041,582
 1,000    Highlands Ranch Metro Dist No 2 CO Rfdg (FSA
          Insd)........................................... 6.500    06/15/11       1,172,780
 3,000    Mesa Cnty, CO Vly Sch Dist No 51 Ser A (MBIA
          Insd)........................................... 5.000    12/01/21       3,235,650
                                                                               -------------
                                                                                  10,563,746
                                                                               -------------
          CONNECTICUT  2.1%
 3,250    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (AMT) (ACA Insd)..................... 6.600    07/01/24       3,528,492
 1,000    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A--Private Placement (b).................. 6.400    09/01/11       1,054,680
   840    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A--Private Placement (Escrowed to
          Maturity) (b)................................... 6.500    09/01/06         881,714
                                                                               -------------
                                                                                   5,464,886
                                                                               -------------
          DISTRICT OF COLUMBIA  2.0%
 5,000    Metropolitan Washington DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd)............................... 5.250    10/01/32       5,217,550
                                                                               -------------

          FLORIDA  3.0%
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare
          Fac Ln VHA Pgm (AMBAC Insd)..................... 5.950    07/01/20       2,031,020
 1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
          Sys............................................. 5.500    11/15/32       1,046,780
 2,100    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (AMT) (FGIC Insd)............................... 5.375    10/01/27       2,224,824
 2,375    North Broward, FL Hosp Dist Rev Impt............ 6.000    01/15/31       2,534,410
                                                                               -------------
                                                                                   7,837,034
                                                                               -------------
          GEORGIA  7.7%
 2,000    Clayton Cnty & Clayton Cnty, GA Wtr Auth Wtr &
          Swr Rev......................................... 5.000    05/01/21       2,159,300
 1,937    Fulton Cnty, GA Lease Rev (Acquired 12/23/94,
          Cost $1,936,856) (c)............................ 7.250    06/15/10       1,995,543
 7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
          Insd)........................................... 6.500    01/01/20       8,896,160

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$6,245    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)............................... 5.250%   11/01/16   $   6,880,741
                                                                               -------------
                                                                                  19,931,744
                                                                               -------------
          ILLINOIS  4.3%
    50    Chicago, IL Single Family Mtg Rev Ser A (AMT)
          (GNMA Collateralized)........................... 7.000    09/01/27          50,203
    40    Chicago, IL Single Family Mtg Rev Ser B (AMT)
          (GNMA Collateralized)........................... 7.625    09/01/27          40,551
 2,500    Du Page Cnty, IL Trans Rev (Prerefunded @
          07/01/11) (FSA Insd)............................ 5.750    01/01/17       2,843,125
 3,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser
          A............................................... 5.500    08/15/43       3,216,900
 3,630    Kendall, Kane & Will Cntys, IL Cmnty Sch Dist
          308 Ser B (FGIC Insd) (a)....................... 5.250    10/01/20       3,950,384
 1,000    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Proj Rfdg (FGIC
          Insd)........................................... 5.500    12/15/24       1,093,690
                                                                               -------------
                                                                                  11,194,853
                                                                               -------------
          INDIANA  3.8%
 3,270    Allen Cnty, IN War Mem Coliseum Ser A (AMBAC
          Insd) (a)....................................... 5.500    11/01/16       3,644,153
 4,120    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj
          Ser A (AMBAC Insd) (d).......................... 5.000    05/01/35       4,271,039
 1,000    Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg
          (AMT)........................................... 5.950    08/01/30       1,029,440
 1,210    North Adams, IN Cmnty Sch Cap Apprec First Mtg
          (FSA Insd) (a)..................................   *      01/15/16         754,387
                                                                               -------------
                                                                                   9,699,019
                                                                               -------------
          IOWA  0.8%
 1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd)
          (a)............................................. 5.750    06/01/17       2,099,431
                                                                               -------------

          KENTUCKY  1.4%
 1,475    Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn
          KY Intl Arpt Ser A Rfdg (AMT) (MBIA Insd)....... 6.200    03/01/08       1,593,103
 1,995    Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA
          Collateralized)................................. 5.450    01/01/32       2,058,162
                                                                               -------------
                                                                                   3,651,265
                                                                               -------------
          LOUISIANA  1.9%
 2,500    Lafayette, LA Utils Rev (MBIA Insd)............. 5.250    11/01/23       2,730,200
 1,990    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
          Rfdg (AMT) (GNMA Collateralized)................ 5.375    10/20/39       2,073,640
                                                                               -------------
                                                                                   4,803,840
                                                                               -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MARYLAND  1.8%
$1,050    Maryland St Econ Dev Corp Univ MD College Pk
          Proj............................................ 5.625%   06/01/35   $   1,088,860
 1,000    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg............................... 5.375    08/15/24       1,034,290
 2,350    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC
          Insd)........................................... 5.500    04/01/16       2,564,743
                                                                               -------------
                                                                                   4,687,893
                                                                               -------------
          MASSACHUSETTS  3.9%
 2,400    Massachusetts St Dev Fin Agy Rev College
          Pharmacy & Allied Hlth Ser D.................... 5.000    07/01/35       2,494,944
 3,000    Massachusetts St Dev Fin Agy Semass Sys Ser A
          (MBIA Insd)..................................... 5.625    01/01/16       3,293,850
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Part
          Hlthcare Sys Ser C.............................. 5.750    07/01/32       1,094,600
 3,000    Massachusetts St Wtr Res Auth Gen Ser J (FSA
          Insd)........................................... 5.000    08/01/32       3,123,990
                                                                               -------------
                                                                                  10,007,384
                                                                               -------------
          MICHIGAN  3.5%
 3,505    Detroit, MI Wtr Supply Sys Ser B (MBIA Insd)
          (a)............................................. 5.250    07/01/18       3,858,970
 1,500    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A... 6.250    07/01/40       1,641,810
 2,000    Michigan St Ctf Part (AMBAC Insd)............... 5.500    06/01/27       2,159,740
 1,215    Zeeland, MI Pub Schs Sch Bldg & Site (MBIA Insd)
          (a)............................................. 5.250    05/01/19       1,332,855
                                                                               -------------
                                                                                   8,993,375
                                                                               -------------
          MINNESOTA  0.4%
 1,000    Chaska, MN Elec Rev Ser A....................... 6.100    10/01/30       1,117,160
                                                                               -------------

          MISSISSIPPI  0.5%
   900    Mississippi Home Corp Single Family Rev Mtg Ser
          C (AMT) (GNMA Collateralized)................... 7.600    06/01/29         925,776
   380    Mississippi Home Corp Single Family Rev Mtg Ser
          F (AMT) (GNMA Collateralized)................... 7.550    12/01/27         392,483
                                                                               -------------
                                                                                   1,318,259
                                                                               -------------
          MISSOURI  2.2%
 2,150    Cape Girardeau Cnty, MO Indl Southeast MO Hosp
          Assoc........................................... 5.500    06/01/22       2,220,520
    35    Saint Louis Cnty, MO Single Family Mtg Rev (MBIA
          Insd)........................................... 6.900    04/01/16          35,623
 3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd) (e)...... 6.200    06/01/10       3,356,070
                                                                               -------------
                                                                                   5,612,213
                                                                               -------------
          NEBRASKA  1.0%
 2,500    Nebraska Pub Pwr Dist Gen Ser A (AMBAC Insd).... 5.000    01/01/35       2,616,725
                                                                               -------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEVADA  4.8%
$7,500    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC
          Insd)........................................... 5.000%   07/01/36   $   7,793,100
 3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMT) (AMBAC Insd)................... 5.250    07/01/34       3,147,360
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC
          Insd)........................................... 5.125    06/01/32       1,566,765
                                                                               -------------
                                                                                  12,507,225
                                                                               -------------
          NEW HAMPSHIRE  1.1%
 2,500    New Hampshire Hlth & Ed Fac Univ Sys of NH
          (AMBAC Insd).................................... 5.500    07/01/15       2,791,450
                                                                               -------------

          NEW JERSEY  15.2%
 2,000    Garden St Preservation Tr NJ Ser A (FSA Insd)... 5.250    11/01/18       2,209,080
 2,000    New Jersey Econ Dev Auth Cigarette Tax.......... 5.750    06/15/34       2,138,200
 5,000    New Jersey Econ Dev Auth Mtr Veh Rev Ser A (MBIA
          Insd)........................................... 5.000    07/01/22       5,350,750
20,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd)............................ 5.900    03/15/21      24,209,200
 5,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
          A (AMBAC Insd).................................. 5.250    09/01/21       5,436,900
                                                                               -------------
                                                                                  39,344,130
                                                                               -------------

          NEW MEXICO  0.3%
   860    New Mexico Mtg Fin Auth Single Family Mtg Pgm
          Ser G (AMT) (GNMA Collateralized)............... 7.250    07/01/26         878,946
                                                                               -------------

          NEW YORK  12.5%
 6,000    New York City Muni Wtr Fin Auth Wtr & Swr Sys
          Rev Ser D....................................... 5.000    06/15/39       6,255,960
 9,600    New York City Ser A............................. 7.000    08/01/07      10,210,848
   400    New York City Ser A (Prerefunded @ 08/01/06).... 7.000    08/01/07         427,052
   500    New York St Dorm Auth Rev Mental Hlth Ser A..... 5.750    08/15/12         530,985
     5    New York St Dorm Auth Rev Mental Hlth Svcs Fac
          Ser A (Prerefunded @ 02/15/07).................. 5.750    08/15/12           5,346
 1,445    New York St Dorm Auth Rev Secd Hosp North Gen
          Hosp Rfdg (MBIA Insd)........................... 5.750    02/15/17       1,623,616
 2,040    New York St Dorm Auth Rev Secd Hosp North Gen
          Hosp Rfdg....................................... 5.750    02/15/18       2,268,970
 1,500    New York St Dorm Auth Revs Upstate Cmnty
          Colleges Ser B.................................. 5.250    07/01/20       1,622,940
 1,000    New York St Dorm Auth Revs Upstate Cmnty
          Colleges Ser B.................................. 5.250    07/01/21       1,078,790

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,780    New York St Mtg Agy Rev Ser 101 (AMT)........... 5.400%   04/01/32   $   3,903,304
 4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......... 5.750    12/01/22       4,311,000
                                                                               -------------
                                                                                  32,238,811
                                                                               -------------
          NORTH CAROLINA  7.5%
 1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
          Ser D........................................... 6.700    01/01/19       1,679,385
11,000    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg (MBIA Insd)............................ 6.000    01/01/12      12,654,950
 3,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/19       3,270,300
 1,700    Raleigh Durham, NC Arpt Auth Rev Ser A (AMBAC
          Insd)........................................... 5.000    05/01/30       1,786,326
                                                                               -------------
                                                                                  19,390,961
                                                                               -------------
          NORTH DAKOTA  0.2%
   505    North Dakota St Hsg Fin Agy Ser C (AMT)......... 5.550    07/01/29         514,075
                                                                               -------------

          OHIO  2.8%
   385    Akron, OH Ctf Part Akron Muni Baseball Stad
          Proj............................................ 6.500    12/01/07         409,686
 1,190    Bowling Green St Univ OH (FGIC Insd)............ 5.750    06/01/14       1,333,324
   500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj............................................ 7.500    01/01/30         562,360
 3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig
          Rfdg (MBIA Insd)................................ 6.000    11/15/07       3,197,040
 1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A..................................... 6.000    11/15/32       1,611,915
                                                                               -------------
                                                                                   7,114,325
                                                                               -------------
          OKLAHOMA  2.7%
   135    Central OK Transn & Pkg Auth Pkg Sys (AMBAC
          Insd)........................................... 5.000    07/01/20         143,454
 4,770    McAlester, OK Pub Wks Auth Util Cap Apprec (FSA
          Insd)...........................................   *      02/01/34       1,163,260
 1,000    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
          (FGIC Insd)..................................... 5.250    10/01/29       1,085,040
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
          Insd)........................................... 6.250    11/01/22       1,140,730
 3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent
          Proj Rfdg (Escrowed to Maturity) (Connie Lee
          Insd) (a)....................................... 6.250    06/01/08       3,436,102
                                                                               -------------
                                                                                   6,968,586
                                                                               -------------
          OREGON  3.2%
 2,500    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)........................................... 5.250    07/01/22       2,735,675
 5,000    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/18       5,453,500
                                                                               -------------
                                                                                   8,189,175
                                                                               -------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA  8.1%
$2,295    Allegheny Vly, PA Sch Dist Ser A (MBIA Insd).... 5.000%   11/01/24   $   2,444,519
 2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA
          Insd)........................................... 5.000    12/01/33       2,177,780
 1,000    Harrisburg, PA Cap Apprec Nts Ser F Rfdg (AMBAC
          Insd)...........................................   *      03/15/15         656,250
 1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd) (a).......................................   *      09/15/15       1,198,095
 1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
          Insd)...........................................   *      03/15/16       1,160,403
 4,000    Hempfield, PA Area Sch Dist Westmoreland Cnty
          Ser A (FGIC Insd)............................... 5.250    03/15/20       4,392,520
 3,000    Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
          (AMBAC Insd).................................... 5.375    01/01/21       3,213,330
 5,415    Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
          (AMBAC Insd) (a)................................ 5.375    01/01/22       5,789,122
                                                                               -------------
                                                                                  21,032,019
                                                                               -------------
          SOUTH CAROLINA  2.6%
 1,250    Easley, SC Util Rev Comb (Prerefunded @
          12/01/12) (FSA Insd) (a)........................ 5.250    12/01/18       1,404,563
 2,500    Easley, SC Util Rev Impt Comb Rfdg (FSA Insd)... 5.000    12/01/34       2,637,700
 2,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser A (AMBAC Insd)................ 5.200    11/01/27       2,680,125
                                                                               -------------
                                                                                   6,722,388
                                                                               -------------
          SOUTH DAKOTA  0.6%
 1,375    Deadwood, SD Ctfs Partn (ACA Insd).............. 6.375    11/01/20       1,477,919
                                                                               -------------

          TENNESSEE  0.9%
 1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg..................... 8.000    07/01/33       1,192,170
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd).... 7.500    07/01/25       1,258,270
                                                                               -------------
                                                                                   2,450,440
                                                                               -------------
          TEXAS  19.4%
   980    Austin, TX Utility Sys Rev Comb (AMBAC Insd).... 6.500    11/15/05         999,786
    20    Austin, TX Utility Sys Rev Comb Rfdg (Escrowed
          to Maturity) (AMBAC Insd)....................... 6.500    11/15/05          20,424
 2,545    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC
          Insd) (a)....................................... 5.375    02/15/17       2,759,645
 2,500    Dallas, TX Wtrwks & Swr Sys Rev & Impt Rfdg (FSA
          Insd)........................................... 5.375    10/01/18       2,758,125
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          (AMT) (FSA Insd)................................ 5.500    11/01/21       4,343,360
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          (AMT) (FGIC Insd)............................... 5.750    11/01/30       1,615,575

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$5,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          Impt & Rfdg (AMT) (FGIC Insd) (e)............... 5.500%   11/01/31   $   5,818,340
 2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd).... 5.500    07/01/20       2,197,100
 3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT)
          (FSA Insd)...................................... 5.625    07/01/30       3,234,270
 5,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT)
          (FSA Insd)...................................... 5.125    07/01/32       5,142,200
 6,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
          (FSA Insd)...................................... 5.250    05/15/21       6,504,180
 2,185    Lower Colorado Riv Auth TX LCRA Svcs Corp Proj
          Rfdg (FGIC Insd)................................ 5.000    05/15/24       2,280,375
 2,000    Lower Colorado Riv Auth TX LCRA Svcs Corp Proj
          Rfdg (FGIC Insd)................................ 5.000    05/15/33       2,056,520
 1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj................................... 7.250    01/01/31       1,529,580
 5,000    North Cent TX Hlth Fac Dev Hosp Childrens Med
          Ctr Dallas (AMBAC Insd)......................... 5.250    08/15/32       5,305,900
 1,057    Texas Gen Svcs Comm Partn Int Lease Purch Ctfs
          (Acquired 03/16/95, Cost $1,057,405) (c)........ 7.250    08/01/11       1,069,618
 2,360    University TX Rev Fin Sys Ser B................. 5.250    08/15/20       2,589,038
                                                                               -------------
                                                                                  50,224,036
                                                                               -------------
          WASHINGTON  7.3%
 9,850    Bellevue, WA Convention Cent Comp Int Rfdg (MBIA
          Insd)...........................................   *      02/01/25       3,763,390
 3,750    Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev
          Chelan Hydro Ser A (AMT) (MBIA Insd)............ 5.600    01/01/36       4,021,013
 5,000    Energy Northwest WA Elec Rev Columbia Generating
          Ser A Rfdg (FSA Insd)........................... 5.500    07/01/16       5,543,000
 2,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd).... 5.625    02/01/24       2,155,000
 5,125    Washington St Pub Pwr Supply Sys Nuclear Proj No
          3 Rev Ser C Rfdg (MBIA Insd)....................   *      07/01/14       3,490,996
                                                                               -------------
                                                                                  18,973,399
                                                                               -------------
          WEST VIRGINIA  3.1%
 8,000    Harrison Cnty, WV Cmnty Solid Waste Disp Rev
          West Penn Pwr Co Proj Ser A (AMT) (MBIA Insd)... 6.875    04/15/22       8,025,920
                                                                               -------------

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          WISCONSIN  0.7%
$1,500    Southeast WI Professional Baseball Pk Dist Sales
          Tax Rev Ser A Rfdg (MBIA Insd).................. 5.500%   12/15/20   $   1,754,730
                                                                               -------------
TOTAL INVESTMENTS  157.8%
  (Cost $379,167,696).......................................................     408,240,046
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%.................................         627,813

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.0%).................    (150,128,944)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 258,738,915
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2% of net assets applicable to common shares.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $379,167,696).......................  $408,240,046
Receivables:
  Interest..................................................     6,037,813
  Variation Margin on Futures...............................       224,750
  Investments Sold..........................................       167,494
Other.......................................................         1,164
                                                              ------------
    Total Assets............................................   414,671,267
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,191,317
  Custodian Bank............................................       981,560
  Investment Advisory Fee...................................       183,477
  Income Distributions--Common Shares.......................        56,311
  Other Affiliates..........................................        13,235
Trustees' Deferred Compensation and Retirement Plans........       288,845
Accrued Expenses............................................        88,663
                                                              ------------
    Total Liabilities.......................................     5,803,408
Preferred Shares (including accrued distributions)..........   150,128,944
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $258,738,915
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($258,738,915 divided by
  15,357,684 shares outstanding)............................  $      16.85
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 15,357,684 shares issued and
  outstanding)..............................................  $    153,577
Paid in Surplus.............................................   226,763,756
Net Unrealized Appreciation.................................    28,224,036
Accumulated Net Realized Gain...............................     2,748,391
Accumulated Undistributed Net Investment Income.............       849,155
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $258,738,915
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 6,000 issued with liquidation preference of
  $25,000 per share)........................................  $150,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $408,738,915
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $10,168,638
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,112,952
Preferred Share Maintenance.................................      197,989
Trustees' Fees and Related Expenses.........................       29,015
Legal.......................................................       22,284
Custody.....................................................       19,825
Other.......................................................      105,921
                                                              -----------
    Total Expenses..........................................    1,487,986
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 8,680,652
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,334,464
  Futures...................................................      675,821
                                                              -----------
Net Realized Gain...........................................    3,010,285
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   31,576,864
                                                              -----------
  End of the Period:
    Investments.............................................   29,072,350
    Futures.................................................     (848,314)
                                                              -----------
                                                               28,224,036
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,352,828)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (342,543)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,381,508)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 6,956,601
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2005    OCTOBER 31, 2004
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $  8,680,652       $ 17,351,540
Net Realized Gain/Loss...................................       3,010,285         (2,096,470)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      (3,352,828)         5,600,393
Distributions to Preferred Shareholders:
  Net Investment Income..................................      (1,381,508)        (1,527,703)
  Net Realized Gain......................................             -0-           (321,388)
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................       6,956,601         19,006,372

Distributions to Common Shareholders:
  Net Investment Income..................................      (7,639,962)       (16,600,321)
  Net Realized Gain......................................             -0-         (4,376,481)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................        (683,361)        (1,970,430)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment...........................................             -0-             81,435
                                                             ------------       ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.................................................        (683,361)        (1,888,995)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     259,422,276        261,311,271
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $849,155 and $1,189,973,
  respectively)..........................................    $258,738,915       $259,422,276
                                                             ============       ============

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     ------------------
                                                               2005        2004       2003
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 16.89      $ 17.02    $ 17.48
                                                             -------      -------    -------
  Net Investment Income....................................      .57         1.13       1.19
  Net Realized and Unrealized Gain/Loss....................     (.02)         .23        .09
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income..................................     (.09)        (.10)      (.08)
    Net Realized Gain......................................      -0-         (.02)      (.04)
                                                             -------      -------    -------
Total from Investment Operations...........................      .46         1.24       1.16
Distributions Paid to Common Shareholders:
    Net Investment Income..................................     (.50)       (1.08)     (1.16)
    Net Realized Gain......................................      -0-         (.29)      (.46)
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 16.85      $ 16.89    $ 17.02
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $ 14.63      $ 15.20    $ 16.65
Total Return (b)...........................................   -0.48%*      -0.60%     14.53%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 258.7      $ 259.4    $ 261.3
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.16%        1.30%      1.28%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.78%        6.74%      6.90%
Portfolio Turnover.........................................      14%*         28%        36%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)...............................................     .74%         .82%       .81%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    5.70%        6.15%      6.43%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    6,000        6,000      6,000
Asset Coverage Per Preferred Share (e).....................  $68,145      $68,253    $68,560
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .03%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------
     2002 (a)    2001       2000      1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------
     $ 17.59    $ 16.29   $  15.67   $ 17.61   $  16.96   $  16.12   $  15.85   $  14.39
     -------    -------   --------   -------   --------   --------   --------   --------
        1.23       1.26       1.27      1.25       1.26       1.26       1.27       1.28
         .15       1.29        .65     (1.97)       .64        .83        .27       1.58
        (.09)      (.32)      (.40)     (.32)      (.35)      (.35)      (.36)      (.39)
        (.08)      (.01)       -0-       -0-        -0-        -0-        -0-        -0-
     -------    -------   --------   -------   --------   --------   --------   --------
        1.21       2.22       1.52     (1.04)      1.55       1.74       1.18       2.47
       (1.08)      (.92)      (.90)     (.90)      (.90)      (.90)      (.91)     (1.01)
        (.24)       -0-        -0-       -0-        -0-        -0-        -0-        -0-
     -------    -------   --------   -------   --------   --------   --------   --------
     $ 17.48    $ 17.59   $  16.29   $ 15.67   $  17.61   $  16.96   $  16.12   $  15.85
     =======    =======   ========   =======   ========   ========   ========   ========

     $ 16.04    $ 15.65   $13.6875   $ 13.50   $  16.50   $15.0625   $  13.75   $ 13.625
      11.36%     21.42%      8.28%   -13.29%     15.91%     16.54%      7.72%     12.70%
     $ 268.3    $ 270.0   $  250.1   $ 240.5   $  270.3   $  260.3   $  247.5   $  243.3
       1.42%      1.58%      1.68%     1.62%      1.61%      1.64%      1.66%      1.75%
       7.17%      7.40%      8.04%     7.35%      7.25%      7.64%      7.96%      8.45%
         43%        34%        29%       30%        29%        49%        85%        70%
        .91%      1.00%      1.03%     1.03%      1.03%      1.03%      1.03%      1.06%
       6.61%      5.54%      5.49%     5.48%      5.24%      5.51%      5.73%      5.87%
       6,000      6,000      6,000     6,000      3,000      3,000      3,000      3,000
     $69,736    $70,006   $ 66,683   $65,086   $140,098   $136,771   $132,502   $131,094
     $25,000    $25,000   $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000    $25,000   $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had $4,191,317 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $694,750, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$694,750....................................................  October 31, 2012

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $379,002,875
                                                              ============
Gross tax unrealized appreciation...........................    29,717,367
Gross tax unrealized depreciation...........................      (480,196)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 29,237,171
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
Ordinary income.............................................  $1,281,469
Long-term capital gain......................................   3,842,711
                                                              ----------
                                                              $5,124,180
                                                              ==========

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $9,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $23,800 representing Van Kampen Investments Inc's or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2005 and October 31, 2004, paid in surplus related to common shares aggregated $226,763,756.

    Transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2005     OCTOBER 31, 2004
Beginning Shares........................................     15,357,684          15,352,891
Shares Issued Through Dividend Reinvestment.............            -0-               4,793
                                                             ----------          ----------
Ending Shares...........................................     15,357,684          15,357,684
                                                             ==========          ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $59,077,310 and $55,612,550, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in futures on U.S. Treasury Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................      601
Futures Opened..............................................    1,617
Futures Closed..............................................   (1,319)
                                                               ------
Outstanding at April 30, 2005...............................      899
                                                               ======

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    The futures contracts outstanding as of April 30, 2005, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2005
  (Current Notional Value of $108,453 per contract).........     899         $(848,314)
                                                                 ===         =========

6. PREFERRED SHARES

The Trust has outstanding 6,000 Auction Preferred Shares ("APS") in two series of 3,000 shares each. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. The average rate in effect on April 30, 2005 was 2.520%. During the six months ended April 30, 2005, the rates ranged from 1.550% to 2.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VMO SAR 6/05 RN05-01292P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005